Supplemental Disclosure of Cash Flow Information - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosure of Cash Flow Information [Line Items]
Interest paid	$ 92,400,000	$ 99,800,000	$ 197,949,000	$ 147,542,000	$ 138,787,000
Capitalized interest	0	0
Change in construction payables and retention	$ 6,200,000	$ 6,700,000